EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021
Numerator:
Net income attributable to Digital Media Solutions, Inc. - basic	$2,528	$2,354
Less: dilutive effect of change in fair value warrant liabilities attributable to Digital Media Solutions, Inc.	—	4,321
Net income (loss) attributable to Digital Media Solutions, Inc. - diluted	$2,528	$(1,967)

Denominator:
Weighted average shares - basic	35,377	34,315
Add: dilutive effects of employee equity awards	628	—
Add: dilutive effects of Private Placement warrants	—	10
Add: dilutive effects of public warrants	—	0
Add: dilutive effects of deferred consideration	517	0
Weighted average shares - diluted	36,522	34,325
Net income per common share:
Basic	$0.07	$0.07
Diluted	$0.07	$(0.06)